Statement of Cash Flows - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,947)	$ (163,173)
Changes in operating assets and liabilities
Accrued expenses		20,000
Net cash provided by operating activities	(3,947)	(143,173)
CASH FLOWS FROM INVESTING ACTIVITY:
Net cash used in investing activity
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts due to a related party	3,947	143,173
Net cash provided by/(used in) financing activities	3,947	143,173
Net increase/ (decrease) in cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash, at beginning of year
Cash and cash equivalents and restricted cash, at end of year
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION
General and administrative expenses paid by a related party	3,947	143,173
TALENTEC SDN. BHD. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		209,911	153,227
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance (reversal) for credit loss		(861)	19,494
Depreciation of property and equipment		19,341	257
Amortization of right-of-use asset		43,408	35,417
Interest expense		13,422	3,578
Changes in operating assets and liabilities
Accounts receivable, net		139,758	(114,571)
Contract assets		3,556	870
Deferred costs		(184,349)	(55,299)
Prepaid expenses and other current assets		(13,538)	2,999
Lease liability		(43,408)	(36,214)
Accounts payable		124,359	53,089
Contract liabilities		59,848	49,455
Accrued expenses and other current liabilities		22,771	79,252
Net cash provided by operating activities		394,218	191,554
CASH FLOWS FROM INVESTING ACTIVITY:
Purchase of property and equipment		(123,425)	(1,526)
Net cash used in investing activity		(123,425)	(1,526)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock			800,000
Repayment of bank overdraft			(127,106)
Proceeds from notes payable			35,072
Repayment of notes payable		(208,467)
Repayment of long-term borrowings		(84,196)	(119,594)
Payment for deferred offering cost		(124,542)
Proceeds of loans provided by a related party			111,690
Repayment of loans provided by a related party			(143,602)
Net cash provided by/(used in) financing activities		(417,205)	556,460
Effect of exchange rate changes		96,314	(60,531)
Net increase/ (decrease) in cash and cash equivalents and restricted cash		(50,098)	685,957
Cash and cash equivalents and restricted cash, at beginning of year		1,234,030	548,073
Cash and cash equivalents and restricted cash, at end of year	1,234,030	1,183,932	1,234,030
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	684,497	575,111	684,497
Restricted cash	549,533	608,820	549,533
Total cash, cash equivalents and restricted cash	$ 1,234,030	1,183,931	1,234,030
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid
Interest paid		14,983	21,004
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION
Lease liability arising from obtaining right-of-use asset		191,619
Payment of professional fees by a related party			355,450
Reclassification from due to a related party to accrued expenses and other current liabilities (refer to note 12)		$ 377,317